UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
April 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.0%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (California Alumni
Association Project) (LOC;
Bank of America)	0.12	5/7/15	3,890,000	a	3,890,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (The Branson School)
(LOC; Northern Trust Company)	0.12	5/7/15	15,350,000	a	15,350,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)	0.15	5/7/15	2,395,000	a	2,395,000
Alameda County Industrial
Development Authority, Revenue
(Santini Foods, Inc. Project)
(LOC; Comerica Bank)	0.15	5/7/15	2,900,000	a	2,900,000
Branch Banking and Trust Co.
Municipal Trust (Series 2000)
(California, GO Notes,
Refunding) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.15	5/7/15	11,000,000	a,b,c	11,000,000
California,
CP (LOC; Wells Fargo Bank)	0.06	6/2/15	8,000,000		8,000,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Bank of
Montreal)	0.05	5/7/15	5,433,000		5,433,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.09	10/23/15	27,300,000		27,300,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.14	5/7/15	8,590,000	a	8,590,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.11	5/7/15	15,000,000	a	15,000,000
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)	0.13	11/4/15	28,200,000		28,200,000
California Infrastructure and

Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.17	5/7/15	1,280,000	a	1,280,000
California Infrastructure and
Economic Development Bank,
Revenue (SRI International)
(LOC; Wells Fargo Bank)	0.12	5/7/15	2,435,000	a	2,435,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank
Corporation)	0.12	5/1/15	6,895,000	a	6,895,000
California Municipal Finance
Authority, Recovery Zone
Facility Revenue (Chevron
U.S.A. Inc. Project)	0.11	5/1/15	4,390,000	a	4,390,000
California Municipal Finance
Authority, Revenue (Notre Dame
High School, San Jose) (LOC;
Comerica Bank)	0.15	5/7/15	1,050,000	a	1,050,000
California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.09	5/7/15	4,175,000	a	4,175,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.09	5/7/15	8,130,000	a	8,130,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.13	5/7/15	2,345,000	a	2,345,000
California Pollution Control
Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank NA)	0.09	5/7/15	1,850,000	a	1,850,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of
Fremont LLC Project) (LOC;
Union Bank NA)	0.09	5/7/15	8,470,000	a	8,470,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.09	5/7/15	2,345,000	a	2,345,000
California School Cash Reserve
Program Authority, Revenue	2.00	9/30/15	2,180,000		2,196,424
California Statewide Communities
Development Authority, MFHR

(Foxwood Apartments Project)
(LOC; Wells Fargo Bank)	0.15	5/7/15	4,150,000	a	4,150,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.12	5/7/15	1,555,000	a	1,555,000
California Statewide Communities
Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC; Bank
of America)	0.19	5/7/15	3,090,000	a	3,090,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1013) (Fontana
Public Financing Authority,
Tax Allocation Revenue (North
Fontana Redevelopment
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.37	5/7/15	5,200,000	a,b,c	5,200,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1185) (California
Statewide Communities
Development Authority, Revenue
(Kaiser Permamente))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.33	5/7/15	17,430,000	a,b,c	17,430,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1363) (Elk Grove
Finance Authority, Special Tax
Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.23	5/7/15	4,975,000	a,b,c	4,975,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Revenue
(Eagle Series 2013-0013)
(Liquidity Facility; Citibank
NA)	0.13	5/7/15	9,900,000	a,b,c	9,900,000
Hillsborough,
COP (Water and Sewer Systems
Projects) (Liquidity Facility;
JPMorgan Chase Bank)	0.18	5/7/15	5,700,000	a	5,700,000
Imperial Community College
District, GO Notes, TRAN	2.00	2/26/16	2,500,000		2,536,360
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
School and Community College
Districts)	1.50	6/1/15	3,225,000		3,228,727
Los Angeles County Schools Pooled

Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
School and Community College
Districts)	1.50	6/30/15	1,000,000		1,002,172
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.11	5/1/15	15,300,000	a	15,300,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC;
Wells Fargo Bank)	0.05	5/19/15	4,000,000		4,000,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC;
Wells Fargo Bank)	0.06	6/11/15	3,000,000		3,000,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.14	5/1/15	11,435,000	a	11,435,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.14	5/1/15	19,800,000	a	19,800,000
Metropolitan Water District of
Southern California, Water
Revenue (Liquidity Facility;
Wells Fargo Bank)	0.11	5/1/15	2,900,000	a	2,900,000
Monterey Peninsula Water
Management District, COP
(Wastewater Reclamation
Project) (LOC; Wells Fargo
Bank)	0.09	5/7/15	4,676,000	a	4,676,000
Orange County,
Apartment Development Revenue,
Refunding (Villa La Paz Issue)
(LOC; FNMA)	0.11	5/7/15	3,550,000	a	3,550,000
Pittsburg Public Financing
Authority, Water Revenue,
Refunding (LOC; Bank of the
West)	0.12	5/7/15	680,000	a	680,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.14	5/1/15	41,690,000	a	41,690,000

Richmond,
GO Notes, TRAN	1.00	6/30/15	12,000,000		12,016,800
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.22	5/7/15	6,780,000	a,b,c	6,780,000
Sacramento County Housing
Authority, MFHR (Ashford Park
Apartments) (LOC; FNMA)	0.14	5/7/15	3,640,000	a	3,640,000
Sacramento County Housing
Authority, MFHR, Refunding
(River Terrace Apartments)
(LOC; FNMA)	0.13	5/7/15	11,245,000	a	11,245,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.10	5/7/15	8,000,000	a	8,000,000
San Bernardino County,
MFHR, Refunding (Rosewood
Apartments) (LOC; FNMA)	0.16	5/7/15	2,725,000	a	2,725,000
San Bernardino County,
MFHR, Refunding (Somerset
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	0.16	5/7/15	2,995,000	a	2,995,000
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	0.15	5/7/15	400,000	a	400,000
San Diego County,
COP (Museum of Contemporary
Art San Diego) (LOC; Northern
Trust Company)	0.11	5/7/15	1,050,000	a	1,050,000
San Diego County,
COP (San Diego Museum of Art)
(LOC; Wells Fargo Bank)	0.13	5/7/15	300,000	a	300,000
San Francisco City and County
GO Notes (Earthquake Safety
and Emergency Response)	5.00	6/15/15	1,215,000		1,222,387
San Francisco City and County
Redevelopment Agency, MFHR
(Mercy Terrace Project) (LOC;
FNMA)	0.14	5/7/15	9,200,000	a	9,200,000
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 4, Revenue (Mission Bay
North Public Improvements)
(LOC; Bank of America)	0.13	5/7/15	16,465,000	a	16,465,000
San Jose Redevelopment Agency,
CP (Merged Area Redevelopment

Project) (LOC; JPMorgan Chase
Bank)	0.12	9/8/15	14,000,000		14,000,000
Sulpher Springs Union School
District, GO Notes, TRAN	2.00	6/30/15	1,655,000		1,660,093
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bank NA)	0.14	5/1/15	4,660,000	a	4,660,000
Tracy,
MFHR, Refunding (Sycamore
Village Apartments) (LOC;
FHLMC)	0.11	5/7/15	10,150,000	a	10,150,000
Yolo County,
MFHR (Primero Grove Student
Apartments Project) (LOC;
California State Teachers
Retirement System)	0.17	5/7/15	780,000	a	780,000

Total Investments (cost $446,706,963)			100%		446,706,963
Cash and Receivables (Net)			.0%		222,770
Net Assets			100.0%		446,929,733

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to $55,285,000 or 12.4% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	446,706,963
Level 3 - Significant Unobservable Inputs	-
Total	446,706,963

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund
April 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.2%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo
Bank)	0.12	5/7/15	1,900,000	a	1,900,000
Brewster Central School District,
GO Notes, BAN	0.50	10/9/15	3,800,000		3,806,191
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Trust)	0.16	5/7/15	3,160,000	a	3,160,000
Build New York City Resource
Corporation, Revenue
(Federation of Protestant
Welfare Agencies, Inc.
Project) (LOC; TD Bank)	0.18	5/7/15	1,200,000	a	1,200,000
Columbia County,
GO Notes, BAN	1.25	5/7/15	1,931,900		1,932,137
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.16	5/7/15	3,200,000	a	3,200,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)	0.16	5/7/15	660,000	a	660,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.24	5/7/15	1,275,000	a	1,275,000
Glens Falls City School District,
GO Notes, BAN	1.00	7/15/15	1,300,000		1,302,044
Gowanda Central School District,
GO Notes, BAN	1.00	6/16/15	1,400,000		1,401,000
Greenport Union Free School
District, GO Notes, TAN	1.00	6/26/15	1,000,000		1,000,935
Ithaca,
GO Notes, BAN	1.00	2/19/16	2,000,000		2,008,812
Liverpool Central School District,
GO Notes, RAN	1.00	7/8/15	1,100,000		1,101,223
Middletown,

GO Notes, BAN	1.00	2/19/16	1,000,000		1,005,614
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.15	5/7/15	2,000,000	a	2,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.16	5/7/15	1,000,000	a	1,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.18	5/7/15	1,820,000	a	1,820,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.12	5/7/15	450,000	a	450,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.16	5/7/15	2,400,000	a	2,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.18	5/7/15	2,600,000	a	2,600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Bank, Ltd.)	0.11	5/1/15	1,500,000	a	1,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thueringen)	0.14	5/1/15	3,000,000	a	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Sumitomo Mitsui
Banking Corp.)	0.13	5/7/15	3,500,000	a	3,500,000
New York City Transitional Finance
Authority, Building Aid Revenue	4.00	7/15/15	300,000		302,328
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue	4.00	8/1/15	500,000		504,873
New York State Dormitory
Authority, Revenue (Highland
Community Development
Corporation) (LOC; HSBC Bank
USA)	0.09	5/7/15	1,400,000	a	1,400,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.11	5/7/15	1,485,000	a	1,485,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/15	100,000		100,580
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.09	5/7/15	4,500,000	a	4,500,000
New York State Housing Finance
Agency, Housing Revenue (29
Flatbush Avenue) (LOC;
Landesbank Hessen-Thueringen
Gironzentrale)	0.14	5/7/15	4,500,000	a	4,500,000
New York State Housing Finance
Agency, Housing Revenue (555
Tenth Avenue) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.08	5/7/15	1,000,000	a	1,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.12	5/7/15	6,135,000	a	6,135,000
New York State Housing Finance
Agency, Housing Revenue (North
End Avenue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.09	5/7/15	2,000,000	a	2,000,000
Niagara County,
GO Notes, BAN	1.00	5/13/15	1,200,000		1,200,260
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T
Trust)	0.16	5/7/15	200,000	a	200,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.00	6/26/15	1,300,000		1,301,353
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.11	5/7/15	1,400,000	a	1,400,000
Riverhead Industrial Development

Authority, Civic Facility
Revenue (Central Suffolk
Hospital Project) (LOC; M&T
Trust)	0.14	5/7/15	1,280,000	a	1,280,000
Saratoga County Capital Resource
Corporation, Revenue (The
Saratoga Hospital Project)
(LOC; HSBC Bank USA)	0.11	5/7/15	1,400,000	a	1,400,000
Smithtown Central School District,
GO Notes, Refunding (School
District Bonds)	3.00	10/15/15	1,000,000		1,012,820
Sodus Central School District,
GO Notes, BAN	1.00	2/3/16	1,000,000		1,003,557
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; HSBC Bank USA)	0.09	5/7/15	985,000	a	985,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; State Street Bank and
Trust Co.)	0.13	5/7/15	4,085,000	a	4,085,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (LOC; Wells Fargo
Bank)	0.11	5/1/15	4,000,000	a	4,000,000

Total Investments (cost $83,018,727)			99.2%		83,018,727
Cash and Receivables (Net)			.8%		651,126
Net Assets			100.0%		83,669,853

a Variable rate demand note - rate shown is the interest rate in effect at April 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	83,018,727
Level 3 - Significant Unobservable Inputs	-
Total	83,018,727

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
April 30, 2015 (Unaudited)

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Short-Term Investments--99.9%					Value ($)
Alabama--3.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)	0.27	5/7/15	15,000,000	a	15,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.10	5/7/15	14,000,000	a	14,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.11	5/7/15	20,000,000	a	20,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.12	5/7/15	15,000,000	a	15,000,000

Arizona--3.0%
Arizona Health Facilities
Authority, Revenue, Refunding
(Phoenix Children's Hospital)
(P-FLOATS Series MT-836)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.31	5/7/15	10,495,000	a,b,c	10,495,000
Arizona Transportation Board,
GAN, Refunding	4.00	7/1/15	2,000,000		2,012,842
Deutsche Bank Spears/Lifers Trust
(Series DBE-1086) (Phoenix
Industrial Development
Authority, LR (Rowan
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.31	5/7/15	37,220,000	a,b,c	37,220,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.15	5/7/15	4,500,000	a	4,500,000

California--1.2%
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.22	5/7/15	20,835,000	a,b,c	20,835,000

Colorado--5.9%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.11	5/7/15	15,800,000	a	15,800,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1315) (Colorado
Health Facilities Authority,
Revenue (Catholic Health
Initiatives)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.20	5/7/15	11,805,000	a,b,c	11,805,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.15	5/7/15	9,600,000	a	9,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.13	5/7/15	23,300,000	a	23,300,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.14	5/7/15	45,000,000	a	45,000,000

Delaware--2.2%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.11	5/7/15	40,000,000	a	40,000,000

District of Columbia--2.7%
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.12	5/7/15	28,000,000	a	28,000,000
District of Columbia Housing
Finance Agency, MFHR (Edgewood
Terrace I Project)	0.28	12/1/15	7,190,000		7,190,000
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien
Revenue (Eagle Series
2013-0012) (Liquidity

Facility; Citibank NA)	0.13	5/7/15	9,500,000	a,b,c	9,500,000
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien
Revenue, Refunding	5.00	10/1/15	4,000,000		4,081,184

Florida--2.5%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.10	6/10/15	24,000,000		24,000,000
Florida State Board of Education,
Lottery Revenue, Refunding	5.00	7/1/15	3,010,000		3,034,507
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.05	5/6/15	10,000,000		10,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.12	6/12/15	7,000,000		7,000,000

Georgia--2.8%
Cobb County Hospital Authority,
RAC (Equipment Pool Project)
(LOC; Wells Fargo Bank)	0.11	5/7/15	11,300,000	a	11,300,000
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.16	5/7/15	4,985,000	a	4,985,000
Monroe County Development
Authority, PCR (Oglethorpe
Power Corporation Scherer
Project) (LOC; Bank of
Montreal)	0.10	5/7/15	15,000,000	a	15,000,000
Private Colleges and Universities
Authority, Revenue (Emory
University)	0.11	5/7/15	19,550,000	a	19,550,000

Hawaii--.1%
Hawaii,
GO Notes, Refunding	5.00	7/1/15	1,745,000		1,759,174

Illinois--.4%
Greater Chicago Metropolitan Water
Reclamation District, Capital
Improvement GO Notes	5.00	12/1/15	3,650,000		3,752,637
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity

Facility; Northern Trust
Company)	0.09	5/7/15	3,715,000	a	3,715,000

Indiana--2.2%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1325) (Indiana
Finance Authority, HR
(Community Health Network
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.20	5/7/15	22,050,000	a,b,c	22,050,000
Hamilton Southeastern Consolidated
School Building Corporation,
BAN	0.32	5/27/15	12,660,000		12,660,000
Indianapolis Public Schools
Multi-School Building
Corporation, Unlimited Ad
Valorem Property Tax First
Mortgage Revenue, Refunding	2.00	7/15/15	5,430,000		5,450,050

Kansas--.8%
Wichita,
GO Temporary Notes	0.25	10/15/15	15,000,000		15,001,990

Louisiana--2.7%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.08	5/7/15	15,215,000	a	15,215,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.08	5/7/15	11,000,000	a	11,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.11	5/7/15	13,875,000	a	13,875,000
Port of New Orleans Board of
Commissioners, Subordinate
Lien Revenue, Refunding (LOC;
FHLB)	0.11	5/7/15	8,360,000	a	8,360,000

Maryland--3.1%
Maryland Department of
Transportation, Consolidated
Transportation Revenue,
Refunding	5.00	5/1/15	5,545,000		5,545,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T
Trust)	0.13	5/7/15	6,095,000	a	6,095,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium

Issue) (Liquidity Facility;
Sumitomo Mitsui Banking
Corporation)	0.10	5/7/15	14,900,000	a	14,900,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.06	5/14/15	14,000,000		14,000,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.07	7/2/15	15,000,000		15,000,000

Massachusetts--6.1%
Massachusetts,
GO Notes, RAN	1.50	5/28/15	50,000,000		50,051,581
Massachusetts Housing Finance
Agency, Multifamily Conduit
Revenue (Quincy Point Project)	0.33	1/15/16	16,500,000		16,500,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	13,000,000		13,131,955
University of Massachusetts
Building Authority, CP
(Liquidity Facility; U.S. Bank
NA)	0.08	5/7/15	10,500,000		10,500,000
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.11	5/7/15	18,560,000	a	18,560,000

Michigan--2.8%
Board of Trustees of the Michigan
State University, CP	0.06	6/15/15	7,655,000		7,655,000
Board of Trustees of the Michigan
State University, CP	0.06	6/16/15	23,220,000		23,220,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; FHLB)	0.10	5/7/15	20,000,000	a	20,000,000

Minnesota--3.8%
Hennepin County,
GO Notes (Liquidity Facility;
U. S. Bank NA)	0.10	5/7/15	25,000,000	a	25,000,000
Rochester,
Health Care Facilities
Revenue, CP (Mayo Foundation)	0.06	5/18/15	10,000,000		10,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.06	5/6/15	24,000,000		24,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.07	7/6/15	9,000,000		9,000,000

Mississippi--.6%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.10	5/7/15	10,000,000	a	10,000,000

Missouri--.3%
Missouri Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Health Group)	0.12	5/7/15	5,000,000	a	5,000,000

Nebraska--6.8%
Lincoln,
Electric System Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.06	5/19/15	30,000,000		30,000,000
Nebraska Investment Finance
Authority, SFHR (Liquidity
Facility; FHLB)	0.09	5/7/15	16,200,000	a	16,200,000
Public Power Generation Agency of
Nebraska, Revenue (Whelan
Energy Center Unit Number 2)
(Eagle Series 2013-0007)
(Liquidity Facility; Citibank
NA and LOC; Berkshire Hathaway
Assurance Corporation)	0.13	5/7/15	75,470,000	a,b,c	75,470,000

Nevada--.4%
Las Vegas Valley Water District,
Limited Tax GO Notes	3.00	6/1/15	2,000,000		2,004,800
Nevada,
GO Notes, Refunding (Capital
Improvement)	5.00	6/1/15	675,000		677,711
Nevada,
Unemployment Compensation Fund
Special Revenue	4.00	6/1/15	1,800,000		1,805,825
Washoe County School District
Limited Tax GO Notes, Refunding	2.00	6/1/15	3,000,000		3,004,819

New Hampshire--.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.16	5/1/15	8,000,000	a	8,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.16	5/1/15	3,000,000	a	3,000,000

Windham School District,
GO Notes, Refunding	2.00	7/15/15	2,560,000		2,569,493

New Jersey--1.2%
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Escrowed to Maturity)	5.25	6/15/15	5,000,000		5,031,164
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded))	5.25	6/15/15	3,760,000	d	3,783,793
Seaside Heights Borough,
GO Notes, BAN (Electric
Utility, General Improvement
and Water/Sewer Utility)	1.25	1/28/16	12,000,000		12,079,463

New Mexico--.4%
Albuquerque,
GO Notes (General Purpose)	5.00	7/1/15	4,805,000		4,843,953
New Mexico,
Severance Tax Revenue,
Refunding	5.00	7/1/15	1,200,000		1,209,692
New Mexico Finance Authority,
Senior Lien Public Project
Revolving Fund Revenue	3.00	6/1/15	1,900,000		1,904,630

New York--7.4%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.16	5/7/15	7,545,000	a	7,545,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
at Brookmeade Project) (LOC;
M&T Trust)	0.16	5/7/15	8,730,000	a	8,730,000
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.13	5/7/15	5,565,000	a	5,565,000
New York City,
GO Notes (LOC; Bank of
Tokyo-Mitsubishi UFJ)	0.11	5/7/15	9,000,000	a	9,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Bank, Ltd.)	0.11	5/1/15	45,535,000	a	45,535,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity

Facility; Barclays Bank PLC)	0.11	5/7/15	3,900,000	a	3,900,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.12	5/7/15	20,615,000	a	20,615,000
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; M&T Trust)	0.14	5/7/15	5,000,000	a	5,000,000
Sachem Central School District,
GO Notes, TAN	1.00	6/26/15	18,000,000		18,021,526
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.18	5/7/15	8,240,000	a	8,240,000

North Carolina--2.0%
Guilford County,
GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.09	5/7/15	11,600,000	a	11,600,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	0.09	5/6/15	11,801,000		11,801,000
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project) (Eagle
Series 2014-0051) (Liquidity
Facility; Citibank NA)	0.12	5/7/15	12,000,000	a,b,c	12,000,000

Ohio--.3%
Lucas County,
GO Notes (Various Purpose
Improvement)	1.00	7/14/15	2,450,000		2,454,114
Richland County,
GO Notes, BAN (Various Purpose)	1.25	1/6/16	2,377,000		2,389,960

Oklahoma--.4%
Oklahoma Housing Finance Agency,
Revenue (Wesley Village
Retirement Community)	0.25	2/1/16	5,000,000		5,000,000
Oklahoma Water Resource Board,
Revenue (Liquidity Facility;
State Street Bank and Trust
Co.)	0.25	9/1/15	2,155,000		2,155,000

Pennsylvania--2.6%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.08	5/7/15	2,800,000	a	2,800,000

East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.16	5/7/15	9,725,000	a	9,725,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.16	5/7/15	2,990,000	a	2,990,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Trust)	0.13	5/7/15	14,925,000	a	14,925,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Trust)	0.13	5/7/15	7,640,000	a	7,640,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.11	5/7/15	2,300,000	a	2,300,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.06	5/18/15	5,000,000		5,000,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Trust)	0.13	5/7/15	555,000	a	555,000

Tennessee--8.6%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.08	5/7/15	3,045,000	a	3,045,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.08	5/7/15	8,315,000	a	8,315,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.06	5/19/15	25,000,000		25,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Sumitomo Mitsui
Trust Bank, Ltd.)	0.05	5/20/15	8,000,000		8,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.06	5/7/15	22,000,000		22,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Mizuho

Bank, Ltd.)	0.06	5/19/15	10,000,000		10,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Banking
Corporation)	0.07	5/5/15	15,000,000		15,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Banking
Corporation)	0.06	5/14/15	10,000,000		10,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Trust Bank,
Ltd.)	0.07	6/4/15	25,000,000		25,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; FHLB)	0.11	5/7/15	5,030,000	a	5,030,000
Shelby County Health Educational
and Housing Facility Board,
Educational Facilities Revenue
(Rhodes College) (LOC; Wells
Fargo Bank)	0.11	5/7/15	7,245,000	a	7,245,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.09	6/8/15	15,600,000		15,600,000

Texas--10.7%
Austin Independent School
District, CP (Liquidity
Facility; Sumitomo Mitsui
Banking Corporation)	0.06	5/15/15	20,000,000		20,000,000
Bryan Independent School District,
Unlimited Tax Bonds, Refunding
(LOC; Permanent School Fund
Guarantee Program)	2.00	2/15/16	5,815,000		5,897,383
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	5/5/15	5,000,000		5,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.10	6/11/15	10,000,000		10,000,000
Harris County Cultural Education
Facilities Finance
Corporation, HR, Refunding

(Memorial Hermann Health
System)	0.09	5/7/15	20,000,000	a	20,000,000
Keller Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	2.00	8/15/15	1,505,000		1,511,411
Lubbock Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Bank of America and
LOC; Permanent School Fund
Guarantee Program)	0.10	5/7/15	4,300,000	a	4,300,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.12	5/7/15	33,500,000	a	33,500,000
San Antonio,
Gas and Electric Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.07	7/6/15	13,500,000		13,500,000
Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	5/7/15	25,000,000	a	25,000,000
Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.13	5/7/15	12,500,000	a	12,500,000
Texas Public Finance Authority,
Revenue, CP	0.06	5/6/15	17,490,000		17,490,000
University of Texas,
University Revenue, CP	0.06	5/5/15	20,350,000		20,350,000

Utah--3.1%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	6/9/15	26,500,000		26,500,000
Utah County,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; U.S. Bank
NA)	0.11	5/7/15	18,600,000	a	18,600,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.14	5/7/15	6,400,000	a	6,400,000
Utah State Board of Regents,

General Revenue, Refunding
(University of Utah)	1.50	8/1/15	4,460,000		4,475,520

Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD
Bank)	0.12	5/1/15	1,500,000	a	1,500,000

Virginia--1.1%
Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.08	5/7/15	6,615,000	a	6,615,000
Norfolk,
GO Notes (Capital Improvement)	4.00	10/1/15	5,390,000		5,476,815
University of Virginia,
University Revenue, CP	0.05	5/19/15	6,800,000		6,800,000

Washington--1.3%
Washington,
Motor Vehicle Fuel Tax GO
Notes, Refunding	4.00	7/1/15	2,200,000		2,214,279
Washington,
Various Purpose GO, Refunding
(P-FLOATS Series PT-4658)
(Liquidity Facility; Bank of
America)	0.12	5/7/15	7,250,000	a,b,c	7,250,000
Washington Housing Finance
Commission, MFHR (Reserve at
Renton Apartments Project)
(LOC; FHLB)	0.14	5/7/15	8,000,000	a	8,000,000
Washington Housing Finance
Commission, Revenue (Reserve
at SeaTac Apartments Project)
(LOC; FHLB)	0.13	5/7/15	5,500,000	a	5,500,000

Wisconsin--5.9%
Milwaukee,
GO Promissory Notes	5.00	5/15/15	3,480,000		3,486,538
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.11	5/7/15	5,385,000	a	5,385,000
Oneida Tribe of Indians of
Wisconsin, Health Facilities
Revenue (LOC; Bank of America)	0.15	5/7/15	11,090,000	a	11,090,000
Wisconsin Health and Educational

Facilities Authority, Revenue
(Ascension Health Senior
Credit Group) (Eclipse Funding
Trust, Series 0029) (Liquidity
Facility; U.S. Bank NA and
LOC; U.S. Bank NA)	0.11	5/7/15	22,750,000	a,b,c	22,750,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.16	5/7/15	8,550,000	a	8,550,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.10	7/6/15	29,000,000		29,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.10	10/5/15	26,000,000		26,000,000

Total Investments (cost $1,785,154,809)			99.9%		1,785,154,809
Cash and Receivables (Net)			.1%		973,882
Net Assets			100.0%		1,786,128,691

a Variable rate demand note - rate shown is the interest rate in effect at April 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to $229,375,000 or 12.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,785,154,809
Level 3 - Significant Unobservable Inputs	-
Total	1,785,154,809

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)